Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) renewalOption	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of long lived assets | $	$ 0	$ 0	$ 0
Other
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	20 years
Minimum
Property, Plant and Equipment [Line Items]
Number of options to renew | renewalOption	1
Minimum | Buildings and Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Minimum | All Other Assets
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum | All Other Assets
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years